Deferred Compensation - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended
	Oct. 31, 2011	May 31, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 15, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Former Consultant	Dec. 15, 2011 Former Consultant
Investments And Employee Deferred Compensation Plan [Line Items]
Membership units in lieu of cash wages, issued							$ 99,094	$ 13,163
Issuance of membership units in lieu of cash payments, shares			898,056
Common stock issued, per share	$ 0.125	$ 0.125	$ 0.125
Additional common stock issued	1,553,776
Shares issued as lieu of cash wages					2,451,832
Shares issued to former consultant									40,000	40,000
Unpaid compensation						5,000
Deferred wages				$ 112,979	$ 140,833